Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

For the six months ended June 30, 2024 and 2023, the Company did not enter into related party arrangements with any related parties. As of June 30, 2024 and December 31, 2023, the Company had no balances due from or due to related parties.